Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Joseph Harvey)	Summary Compensation Table Total for PEO (Robert Steers)	Compensation Actually Paid to PEO (Joseph Harvey)(7)	Compensation Actually Paid to PEO (Robert Steers)(7)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(6)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(7)	Total Share- holder Return(8)	Peer Group* Total Share- holder Return(8)	Net Income	Operating Income, as adjusted(1)
2025(2)	6,991,951	—	2,615,196	—	3,142,037	1,989,986	99.77	196.16	153,217,865	195,142,619
2024(3)	5,641,074	—	8,158,776	—	2,933,224	3,569,910	175.38	257.30	151,265,827	183,564,844
2023(4)	6,537,038	—	8,186,778	—	3,573,600	3,715,225	139.71	186.46	129,048,342	177,070,513
2022(5)	6,792,751	6,098,150	2,798,008	2,020,777	3,631,524	2,324,583	114.67	141.87	171,041,026	243,840,255
2021(5)	5,349,135	12,375,738	7,903,908	8,005,775	3,500,790	4,368,211	159.26	189.36	211,397,338	268,800,194

Company Selected Measure Name	operating income, as adjusted
Named Executive Officers, Footnote	In fiscal 2025, (i) our principal executive officer (“PEO”) was Mr. Harvey and (ii) our non-PEO named executive officers were Messrs. Dakkuri, Donohue, Cheigh, Charles, Noonan and Derechin. Each of Mr. Donohue and Dakkuri served as our principal financial officer (“PFO”) for a portion of the fiscal year. Accordingly, the average non-PEO named executive officer compensation amounts include the fiscal 2025 compensation for both Messrs. Donohue and Dakkuri.
(3)In fiscal 2024, (i) our PEO was Mr. Harvey and (ii) our non-PEO named executive officers were Messrs. Dakkuri, Cheigh, Charles and Derechin and Matthew Stadler, former executive vice president and chief financial officer of the company. Each of Mr. Dakkuri and Mr. Stadler served as our PFO for a portion of the fiscal year. Accordingly, the average non-PEO named executive officer compensation amounts include the fiscal 2024 compensation of both Messrs. Dakkuri and Stadler.
(4)In fiscal 2023, (i) our PEO was Mr. Harvey and (ii) our non-PEO named executive officers were Messrs. Stadler, Cheigh, Charles and Derechin.
(5)In fiscal 2022 and fiscal 2021, (i) each of Messrs. Harvey and Steers served as PEO for a portion of the fiscal year and (ii) our non-PEO named executive officers were Messrs. Stadler, Cheigh, Charles and Derechin.
(6)Each of Messrs. Donohue and Dakkuri served as our PFO for a portion of the 2025 fiscal year. Accordingly, both individuals are included in the calculation of our average non-PEO named executive officer compensation amounts for the 2025 fiscal year. Each of Messrs. Dakkuri and Stadler served as our PFO for a portion of the 2024 fiscal year. Accordingly, both individuals are included in the calculation of our average non-PEO named executive officer compensation amounts for the 2024 fiscal year.

Peer Group Issuers, Footnote	The peer group used in the relevant year corresponds with the peer group used by the company in that year for purposes of the disclosure required pursuant to Item 201(e) of Regulation S-K. The peer group used for all years reported is the S&P U.S. BMI Asset Management & Custody Banks Index.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid was calculated beginning with each individual’s total compensation reported in the Summary Compensation Table, and the following amounts were deducted from and added to such amounts:

	PEO (Joseph Harvey)			Non-PEO Named Executive Officer Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table	6,991,951	5,641,074	6,537,038	3,142,037	2,933,224	3,573,600
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable fiscal year	(4,719,995)	(3,519,938)	(4,719,944)	(1,559,342)	(1,231,020)	(1,751,908)
Add ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable fiscal year end	3,304,054	4,579,492	5,014,448	514,945	1,265,913	1,451,115
Add/deduct awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	(2,754,194)	1,642,995	941,553	(470,393)	324,835	307,418
Add ASC 718 fair value of awards granted during applicable fiscal year that vested in the same year, determined as of the vesting date	—	—	—	487,292	282,066	—
Add/deduct awards granted during any prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(206,620)	(184,847)	413,683	(70,877)	(5,108)	135,000
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during applicable fiscal year, the amount equal to the ASC 718 fair value at the end of the prior fiscal year	—	—	—	(53,676)	—	—
Compensation Actually Paid	2,615,196	8,158,776	8,186,778	1,989,986	3,569,910	3,715,225

Non-PEO NEO Average Total Compensation Amount	$ 3,142,037	$ 2,933,224	$ 3,573,600	$ 3,631,524	$ 3,500,790
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,989,986	3,569,910	3,715,225	2,324,583	4,368,211
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid was calculated beginning with each individual’s total compensation reported in the Summary Compensation Table, and the following amounts were deducted from and added to such amounts:

	PEO (Joseph Harvey)			Non-PEO Named Executive Officer Average
	2025	2024	2023	2025	2024	2023
Summary Compensation Table	6,991,951	5,641,074	6,537,038	3,142,037	2,933,224	3,573,600
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable fiscal year	(4,719,995)	(3,519,938)	(4,719,944)	(1,559,342)	(1,231,020)	(1,751,908)
Add ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable fiscal year end	3,304,054	4,579,492	5,014,448	514,945	1,265,913	1,451,115
Add/deduct awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	(2,754,194)	1,642,995	941,553	(470,393)	324,835	307,418
Add ASC 718 fair value of awards granted during applicable fiscal year that vested in the same year, determined as of the vesting date	—	—	—	487,292	282,066	—
Add/deduct awards granted during any prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(206,620)	(184,847)	413,683	(70,877)	(5,108)	135,000
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during applicable fiscal year, the amount equal to the ASC 718 fair value at the end of the prior fiscal year	—	—	—	(53,676)	—	—
Compensation Actually Paid	2,615,196	8,158,776	8,186,778	1,989,986	3,569,910	3,715,225

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Selected Measure (Operating Income, as adjusted)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative Total Shareholder Return
Tabular List, Table	Operating income, as adjusted •Revenue, as adjusted •Organic growth (annual net flows compared with beginning assets under management) •Investment performance
Total Shareholder Return Amount	$ 99.77	175.38	139.71	114.67	159.26
Peer Group Total Shareholder Return Amount	196.16	257.3	186.46	141.87	189.36
Net Income (Loss)	$ 153,217,865	$ 151,265,827	$ 129,048,342	$ 171,041,026	$ 211,397,338
Company Selected Measure Amount	195,142,619	183,564,844	177,070,513	243,840,255	268,800,194
PEO Name	Mr. Harvey	Mr. Harvey	Mr. Harvey
Additional 402(v) Disclosure	We have identified operating income, as adjusted, as our Company Selected Measure. Operating income, as adjusted, is calculated as set forth on Appendix B.Source: S&P Global Market Intelligence 2025. Calculated based on a fixed investment of $100 as of the beginning of the first year reported through the end of the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating income, as adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue, as adjusted
Measure:: 3
Pay vs Performance Disclosure
Name	Organic growth (annual net flows compared with beginning assets under management)
Measure:: 4
Pay vs Performance Disclosure
Name	Investment performance
Joseph Harvey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,991,951	$ 5,641,074	$ 6,537,038	$ 6,792,751	$ 5,349,135
PEO Actually Paid Compensation Amount	2,615,196	8,158,776	8,186,778	$ 2,798,008	$ 7,903,908
PEO Name				Harvey	Harvey
Robert Steers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,098,150	$ 12,375,738
PEO Actually Paid Compensation Amount				$ 2,020,777	$ 8,005,775
PEO Name				Steers	Steers
PEO | Joseph Harvey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,719,995)	(3,519,938)	(4,719,944)
PEO | Joseph Harvey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,304,054	4,579,492	5,014,448
PEO | Joseph Harvey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,754,194)	1,642,995	941,553
PEO | Joseph Harvey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Joseph Harvey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,620)	(184,847)	413,683
PEO | Joseph Harvey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,559,342)	(1,231,020)	(1,751,908)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,945	1,265,913	1,451,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(470,393)	324,835	307,418
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,292	282,066	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,877)	(5,108)	135,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,676)	$ 0	$ 0